ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions	$ 731,000,000	$ 697,000,000	$ 827,000,000
Short term silicosis settlement provision	12,000,000	11,000,000	16,000,000
Provision for decommissioning
Disclosure of other provisions [line items]
Beginning balance	196,000,000	237,000,000	286,000,000
Charge to income statement	0	0	1,000,000
Change in estimates	17,000,000	29,000,000	(47,000,000)
Unwinding of decommissioning obligation	2,000,000	10,000,000	12,000,000
Transfer to assets and liabilities held for sale	0	(81,000,000)	0
Utilised during the year	0	(1,000,000)	(1,000,000)
Translation	4,000,000	2,000,000	(14,000,000)
Ending balance	219,000,000	196,000,000	237,000,000
Provision for restoration
Disclosure of other provisions [line items]
Beginning balance	423,000,000	385,000,000	409,000,000
Charge to income statement	2,000,000	(1,000,000)	2,000,000
Change in estimates	15,000,000	50,000,000	(28,000,000)
Unwinding of decommissioning obligation	4,000,000	9,000,000	12,000,000
Transfer to assets and liabilities held for sale	0	(15,000,000)	0
Utilised during the year	(11,000,000)	(5,000,000)	(3,000,000)
Translation	7,000,000	0	(7,000,000)
Ending balance	440,000,000	423,000,000	385,000,000
Other provisions
Disclosure of other provisions [line items]
Beginning balance	78,000,000	205,000,000	247,000,000
Charge to income statement	12,000,000	39,000,000	24,000,000
Change in estimates	5,000,000	27,000,000	18,000,000
Unwinding of decommissioning obligation	4,000,000	6,000,000	7,000,000
Transfer to assets and liabilities held for sale	0	(115,000,000)	0
Transfer from (to) short term provisions included in trade and other payables	2,000,000	(73,000,000)	(26,000,000)
Utilised during the year	(22,000,000)	(16,000,000)	(35,000,000)
Translation	(7,000,000)	5,000,000	(30,000,000)
Ending balance	72,000,000	78,000,000	205,000,000
Provision for Silicosis Settlement
Disclosure of other provisions [line items]
Provision for settlement	49,000,000	54,000,000	47,000,000
Short term silicosis settlement provision	$ 12,000,000	$ 11,000,000	$ 16,000,000